INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2020
INVENTORIES
Schedule of inventories

	September 30,	September 30,
	2020	2019
Goods-in-process	$1,028,378	$328,500

Raw Material	—	18,147
Inventory Reserves	(60,385)	—
Total	$967,993	$346,647